Cash and Cash Equivalents and Restricted Cash (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares
CashAndCashEquivalentLineItems [Line Items]
Number of warrants exercised | shares	61,500
Cash deposits	$ 757
U.S. $ [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash deposits		$ 600
Reclamation liability		$ 2,000
Restricted Stock Units [Member]
CashAndCashEquivalentLineItems [Line Items]
Number of common shares issued | shares	22,094	22,094